Annual Total Returns [BarChart] - Pioneer Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(4.58%)
Annual Return 2012	9.90%
Annual Return 2013	33.06%
Annual Return 2014	10.87%
Annual Return 2015	(0.43%)
Annual Return 2016	9.60%
Annual Return 2017	21.54%
Annual Return 2018	(1.74%)
Annual Return 2019	31.00%
Annual Return 2020	23.90%